Income and social contribution taxes (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income And Social Contribution Taxes
Income before income and social contribution taxes		R$ 152,257	R$ 33,259	R$ 9,440
Combined nominal rate of income tax and social contribution taxes		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (51,767)	R$ (11,308)	R$ (3,210)
Share of loss in a Joint Venture		4,988	(1,504)	(174)
Management bonus		(2,331)	(2,025)	(1,524)
Share-based incentive plan - ILPA		(208)
Nondeductible expenses		(135)	(709)	(61)
Profit or loss of joint venture abroad			(378)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	[1]	19,121	10,320	3,931
Net effect of spin-off of joint venture abroad		4,778
Other permanent addition		(365)	(345)	(413)
Income and social contribution taxes for the year		(25,919)	(5,949)	(1,451)
Current		(4,875)	(4,135)	(15,998)
Deferred		(21,044)	(1,814)	14,547
Net income and social contribution taxes for the year		R$ (25,919)	R$ (5,949)	R$ (1,451)
Effective rate		(17.00%)	(18.00%)	(15.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.